Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions and Balances	11. Related Party Transactions and Balances During the financial year 2025, 2024 and 2023, no transactions with related parties were identified and there was no balance with any related parties.